Revenue Recognition (Details) - Schedule of segment revenue - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenue Type:
Total revenue	$ 1,379	$ 7,439	$ 7,361	$ 21,564
Seminars [Member]
Revenue Type:
Total revenue	1,272	6,971	5,180	18,610
Products [Member]
Revenue Type:
Total revenue	107	70	198	464
Coaching and Mentoring [Member
Revenue Type:
Total revenue		10		1,053
Online and Subscription [Member]
Revenue Type:
Total revenue		388	11	1,321
Other [Member]
Revenue Type:
Total revenue			1,972	116
North America [Member]
Revenue Type:
Total revenue	1,379	7,211	4,672	20,851
North America [Member] | Seminars [Member]
Revenue Type:
Total revenue	1,272	6,783	4,300	17,940
North America [Member] | Products [Member]
Revenue Type:
Total revenue	107	70	198	464
North America [Member] | Coaching and Mentoring [Member
Revenue Type:
Total revenue		7		1,050
North America [Member] | Online and Subscription [Member]
Revenue Type:
Total revenue		351	11	1,281
North America [Member] | Other [Member]
Revenue Type:
Total revenue			163	116
U.K. [Member]
Revenue Type:
Total revenue		47	2,689	245
U.K. [Member] | Seminars [Member]
Revenue Type:
Total revenue		47	880	245
U.K. [Member] | Products [Member]
Revenue Type:
Total revenue
U.K. [Member] | Coaching and Mentoring [Member
Revenue Type:
Total revenue
U.K. [Member] | Online and Subscription [Member]
Revenue Type:
Total revenue
U.K. [Member] | Other [Member]
Revenue Type:
Total revenue			1,809
Other Foreign Markets [Member]
Revenue Type:
Total revenue		181		468
Other Foreign Markets [Member] | Seminars [Member]
Revenue Type:
Total revenue		141		425
Other Foreign Markets [Member] | Products [Member]
Revenue Type:
Total revenue
Other Foreign Markets [Member] | Coaching and Mentoring [Member
Revenue Type:
Total revenue		3		3
Other Foreign Markets [Member] | Online and Subscription [Member]
Revenue Type:
Total revenue		37		40
Other Foreign Markets [Member] | Other [Member]
Revenue Type:
Total revenue